Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Total asset derivatives, Fair value, net	$ 493,800	$ 514,500
Total derivatives, Notional amount	190,534	215,417
Total derivatives	77,770	19,705
Derivatives not designated as accounting hedging instruments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	35,643	40,142
Total asset derivatives, Fair value, net	85,161	28,902
Asset derivatives, Gross asset	85,161	28,902
Asset derivatives, Gross liability	0	0
Total liability derivatives, Notional amount	154,891	175,275
Total liability derivatives, Fair value, net	(7,391)	(9,197)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(7,391)	(9,197)
Derivatives not designated as accounting hedging instruments | Interest rate cap agreement | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	28,600	40,100
Total asset derivatives, Fair value, net	554	1,076
Asset derivatives, Gross asset	554	1,076
Asset derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Conversion options | Fixed income securities
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	42	42
Asset derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Structured settlement annuity reinsurance agreement | Other assets
Derivatives, Fair Value [Line Items]
Total asset derivatives, Fair value, net	84,561	27,826
Asset derivatives, Gross asset	84,561	27,826
Asset derivatives, Gross liability	0	0
Derivatives not designated as accounting hedging instruments | Guaranteed accumulation benefits | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	115,611	136,770
Total liability derivatives, Fair value, net	(5,966)	(7,925)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(5,966)	(7,925)
Derivatives not designated as accounting hedging instruments | Withdrawal benefit | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	25,955	28,924
Total liability derivatives, Fair value, net	(679)	(677)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(679)	(677)
Derivatives not designated as accounting hedging instruments | Equity-indexed options in life product contracts | Contractholder funds
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	13,325	9,581
Total liability derivatives, Fair value, net	(746)	(595)
Liability derivatives, Gross asset	0	0
Liability derivatives, Gross liability	(746)	(595)
Derivatives not designated as accounting hedging instruments | Foreign currency forward | Other investments
Derivatives, Fair Value [Line Items]
Total asset derivatives, Notional amount	7,001
Total asset derivatives, Fair value, net	46
Asset derivatives, Gross asset	46
Asset derivatives, Gross liability	$ 0